Share Capital (Schedule of Options Available for Grant) (Details) (Employee Stock Option [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	252	478
Options forfeited	47	260
Option pool increase	200	520
Options granted	(395)	(1,005)	(260)
Ending Balance	104	252	478